Joint Venture and Redeemable Non-Controlling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Joint Venture And Non Controlling Interest [Abstract]
Schedule of Change in Redeemable Non-Controlling Interest

The following table sets forth the change in redeemable non-controlling interest for years ended three months ended March 31, 2021 and 2020 (amounts in thousands):

Redeemable Non-Controlling Interest
Balance as of December 31, 2020	$1,704
Net loss attributable to redeemable non-controlling interest in QSV	(10)

Balance as of March 31, 2021	$1,694

Redeemable Non-Controlling Interest
Balance as of December 31, 2019	$1,710
Net loss attributable to redeemable non-controlling interest in QSV	(4)

Balance as of March 31, 2020	$1,706

The following table sets forth the change in redeemable non-controlling interest for years ended December 31, 2020 and 2019 (amounts in thousands):

Redeemable Non-Controlling Interest
Balance at December 31, 2018	$1,690
Net income attributable to redeemable non-controlling interest in consolidated JV	20

Balance at December 31, 2019	$1,710
Net loss attributable to redeemable non-controlling interest in consolidated JV	(6)

Balance at December 31, 2020	$1,704